4. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION (Details Narrative) - USD ($)	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
Accounts receivable, net of allowance	$ 81,548	$ 320,538	$ 693,320
Allowance for bad debt	$ 60,000	$ 60,000